LOAN FROM SHAREHOLDER	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
LOAN FROM SHAREHOLDER
LOAN FROM SHAREHOLDER

NOTE 5 — LOAN FROM SHAREHOLDER:

In March 2020, our subsidiary, SatixFy UK Limited entered into a $5 million loan agreement with an existing shareholder, Mr. Alfred H. Moses. The loan bore interest at LIBOR plus 200 basis points for the first 12 months and stepped up an additional 50 basis points every six months thereafter, until it was repaid. As part of the loan agreement, the Company granted the shareholder warrants, which, upon exercise, would enable the shareholder to receive Series C preferred shares, at an exercise price of $6.078 per share (“Shareholder’s Warrant”).

The loan was repaid in full in February 2022 using proceeds that were received from a new loan that the Company received from Francisco Partners (see also Note 3.A).

On June 24, 2022, Mr. Alfred H. Moses assigned 50% of his Shareholder’s Warrant to another shareholder, Mr. Mark Jacobsen, and immediately after, both Mr. Alfred H. Moses and Mark Jacobsen fully exercised their warrants for $ 5 million in total, resulting in 411,320 Series C preferred shares being issued to each of them, or 822,640 Series C preferred shares in total.

	For the year ended
	December 31
	2021	2020
Long term loans from financial institutions	6,943	6,314
Current maturities	6,334	2,161